Expense Example	May 31, 2026 USD ($)
WHITEWOLF Publicly Listed Private Equity ETF | WHITEWOLF Publicly Listed Private Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	1,914
Expense Example, with Redemption, 5 Years	3,142
Expense Example, with Redemption, 10 Years	6,052
WHITEWOLF Commercial Real Estate Finance Income ETF | WHITEWOLF Commercial Real Estate Finance Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224